NOTES PAYABLE (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
2025	$ 1,540,776	$ 1,570,886
2026	1,657,806	2,032,967
2027	376,470	457,784
2028	267,722	312,314
2029 and thereafter	89,432	232,276
Total Debt	3,932,206	4,606,227
Less: notes payable - current portion	(1,540,776)	1,570,886
Notes payable - long term portion	$ (2,391,430)	$ (3,035,341)